Summary of Significant Accounting Policies - Consolidated VIE Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	¥ 9,721,225		¥ 14,212,778		¥ 5,270,204	$ 1,525,472
Accounts receivable, net	933,444		746,013			146,478
Short-term investment	2,845,319		3,690,402			446,493
Inventories	82,961		53,070			13,018
Advances to suppliers	667,855		589,042			104,801
Prepayments and other current assets	3,142,368		2,334,688			493,106
Amounts due from related parties	133,990		73,278			21,026
Total current assets	18,666,359		22,324,626			2,929,158
Investments in equity investees	1,214,500		1,842,000			190,582
Property and equipment, net	24,929,897		18,565,161			3,912,045
Land use rights, net	5,335,549		4,360,673			837,264
Operating lease right-of-use assets	897,238		876,259			140,796
Goodwill	4,241,541		4,241,541			665,590
Deferred tax assets	934,848		720,561			146,698
Long-term financing receivables, net	1,412,956		1,970,340			221,724
Other non-current assets	762,273		537,294			119,617
TOTAL ASSETS	62,772,343		59,204,750			9,850,350
Current liabilities:
Short-term bank borrowings	3,458,717		1,432,929			542,748
Accounts payable	1,957,529		1,635,888			307,179
Notes payable	174,920		326,200			27,449
Advances from customers	1,226,549		1,119,666			192,472
Income tax payable	86,789		48,628			13,619
Amounts due to related parties	22,786		16,655			3,576
Operating lease liabilities, current	250,995		246,394			39,387
Other current liabilities	5,794,380		4,487,084			909,263
Total current liabilities	12,996,315		9,347,584			2,039,404
Non- current operating lease liabilities	556,091		502,481			87,263
Deferred tax liabilities	292,356		254,987			45,877
TOTAL LIABILITIES	13,844,762		10,105,052			2,172,544
Total revenue	30,405,839	$ 4,771,340	25,214,290		22,109,946
Net income	4,701,327	737,741	4,326,446		5,671,267
Net cash generated from (used in) operating activities	7,220,217	1,133,010	4,950,749		6,304,186
Net cash used in investing activities	(8,756,533)	(1,374,091)	(3,549,341)		(3,664,213)
Net cash provided by (used in) financing activities	(2,903,985)	(455,699)	8,337,407		(1,982,306)
Net increase (decrease) in cash and cash equivalents	(4,590,731)	(720,386)	9,082,678		654,460
Cash, cash equivalents and restricted cash at beginning of year	14,360,092	2,253,412	5,277,414		4,622,954
Cash, cash equivalents and restricted cash at end of year	9,769,361	$ 1,533,026	14,360,092	$ 2,253,412	5,277,414
Amounts due from related parties	133,990		73,278			21,026
Amounts due to related parties	22,786		16,655			$ 3,576
Net income generated by VIE after deductions of inter-company transportation fees and Service fees charges	14,967,293		11,519,214		9,420,012
Operating cash outflows of Inter-company transactions	15,973,616		11,646,387		9,248,582
ZTO Express and its subsidiaries (the "VIE")
Current assets
Cash and cash equivalents	930,942		776,725
Accounts receivable, net	671,277		514,666
Financing receivables, net	977,920		341,486
Short-term investment	320,000
Inventories	30,214		42,775
Advances to suppliers	55,013		45,621
Prepayments and other current assets	1,924,196		1,153,077
Amounts due from related parties	440,190		34,034
Total current assets	5,349,752		2,908,384
Investments in equity investees	300,380		110,570
Property and equipment, net	5,866,534		6,025,153
Land use rights, net	1,194,308		1,138,849
Operating lease right-of-use assets	870,831		834,984
Goodwill	4,157,111		4,157,111
Deferred tax assets	650,709		514,532
Long-term financing receivables, net	1,117,003		1,784,990
Other non-current assets	384,630		99,456
TOTAL ASSETS	19,891,258		17,574,029
Current liabilities:
Short-term bank borrowings	2,821,457		1,432,929
Accounts payable	1,556,649		1,155,069
Notes payable	129,920		158,138
Advances from customers	1,213,797		1,068,927
Income tax payable			250,726
Amounts due to related parties	14,434		620,490
Operating lease liabilities, current	238,973		234,071
Other current liabilities	2,555,280		2,594,801
Total current liabilities	8,530,510		7,515,151
Non- current operating lease liabilities	533,740		468,127
Deferred tax liabilities	112,543		127,816
TOTAL LIABILITIES	9,176,793		8,111,094
Total revenue	29,721,135		23,734,103		21,465,515
Net income	1,237,524		478,168		841,707
Net cash generated from (used in) operating activities	976,290		(537,756)		1,783,718
Net cash used in investing activities	(877,285)		(647,170)		(1,831,001)
Net cash provided by (used in) financing activities	55,212		1,432,929
Net increase (decrease) in cash and cash equivalents	154,217		248,003		(47,283)
Cash, cash equivalents and restricted cash at beginning of year	776,725		528,722		576,005
Cash, cash equivalents and restricted cash at end of year	930,942		776,725		¥ 528,722
Amounts due from related parties	440,190		34,034
Amounts due to related parties	¥ 14,434		¥ 620,490
VIE revenues as a percentage to consolidated revenues	97.70%	97.70%	94.10%	94.10%	97.10%
VIE assets as a percentage to consolidated assets	31.00%		29.70%			31.00%
VIE liabilities as a percentage to consolidated liabilities	66.30%		74.30%			66.30%
Assets held in the consolidated VIE that can be used only to settle obligations of the VIE	¥ 0
Subsidiaries [Member]
Current assets
Amounts due from related parties	402,488		¥ 0
Current liabilities:
Amounts due to related parties	0		603,835
Amounts due from related parties	402,488		0
Amounts due to related parties	¥ 0		¥ 603,835